RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

Related party balances as of June 30, 2022 and 2021 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2022	June 30, 2021

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Related party balances as of June 30, 2021 and 2020 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2021	June 30, 2020

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Related party balances as of June 30, 2020 and 2019 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2020	June 30, 2019
Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000